UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
General And Administrative Expense	$ 2,102,853			$ 100,792			$ 724	$ 2,546,562	$ 867,930	$ 1,030,906
Franchise tax expense	49,863			49,863			1,168	147,945	147,447	200,000
Loss from operations	(2,152,716)			(150,655)			(1,892)	(2,694,507)	(1,015,377)	(1,230,906)
Change in fair value of derivative warrant liabilities	(2,038,170)			6,669,920				5,300,330	3,930,750	4,367,500
Financing costs - derivative warrant liabilities									(449,070)	(449,070)
Income from investments held in Trust Account	1,558,441			5,301				2,076,393	14,175	20,717
Net (loss) income before income tax expense	(2,360,757)			6,524,566				4,953,904	2,480,478
Income tax expense	394,167							457,045
Net (loss) income	$ (2,754,924)	$ 3,623,736	$ 3,628,047	$ 6,524,566	$ (7,156,849)	$ 3,112,761	$ (1,892)	$ 4,496,859	$ 2,480,478	$ 2,708,241
Diluted net income per share							$ 0.00			$ 0.07
Common Class A [Member]
Basic weighted average shares outstanding	34,500,000			34,500,000				34,500,000	31,087,912	31,947,945
Diluted weighted average shares outstanding	34,500,000			34,500,000			0	34,500,000	31,087,912	31,947,945
Basic net income per share	$ (0.06)			$ 0.15			$ 0	$ 0.10	$ 0.06	$ 0.07
Diluted net income per share	$ (0.06)			$ 0.15			$ 0	$ 0.10	$ 0.06	$ 0.07
Common Class B [Member]
Basic weighted average shares outstanding	8,625,000			8,625,000			7,500,000	8,625,000	8,513,736	8,541,781
Diluted weighted average shares outstanding	8,625,000			8,625,000			7,500,000	8,625,000	8,625,000	8,625,000
Basic net income per share	$ (0.06)			$ 0.15			$ 0.00	$ 0.10	$ 0.06	$ 0.07
Diluted net income per share	$ (0.06)			$ 0.15			$ 0.00	$ 0.10	$ 0.06	$ 0.07